Operating expenses (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Infrastructure costs
Property and equipment		£ 1,948	£ 1,649	£ 1,538
Depreciation and amortisation		1,784	1,723	1,673
Impairment of property, equipment and intangible assets		363	63	403
Total infrastructure costs		4,095	3,435	3,614
Administration and general expenses
Consultancy, legal and professional fees		782	669	610
Marketing and advertising		585	500	399
UK bank levy		180	176	170
Other administration and general expenses		1,235	1,101	958
Total administration and general expenses		2,782	2,446	2,137
Staff costs		10,017	9,252	8,511
Litigation and conduct		37	1,597	397
Operating expenses		£ 16,931	16,730	14,659
Structural costs	£ 927			266
Cost of over-issuance of securities			£ 966	£ 220